SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Genesis Unicorn Capital Corp [Member] - USD ($)			3 Months Ended			6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 14, 2023	Feb. 17, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cash			$ 89,098			$ 89,098		$ 9,650	$ 98,254
Investment held in trust account			58,105,401			58,105,401			88,824,794
Payment of cash to redeeming stockholders	$ 32,707,627			$ 32,707,627		32,707,627
Withdrawn pay taxes						853,260
Total payment						1,634,120
Investment income earned			$ 658,125		$ 71,282	$ 1,207,374	$ 110,316		$ 1,281,044
Sale of stock						8,625,000			8,625,000
Common stock shares redemption	$ 3,177,941
Common stock subject to redemption shares			5,447,059			5,447,059
Dissolution expenses						$ 100,000			$ 100,000
Remeasurement of Class A common stock subject to redemption amount						2,338,694			754,044
Unrecognized tax benefits			$ 0			0			0
Accrued for interest and penalties			$ 0			0			0
Federal deposit insurance corporation premium expense						$ 250,000			250,000
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock subject to redemption shares	5,447,059
Mandatory redemption, maximum amount									$ 5,000,001
Common stock redemption			5,447,059			5,447,059		0	8,625,000
Temporary equity, redemption price per share			$ 10.63			$ 10.63			$ 10.24
Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Sale of stock		377,331
Warrants to purchase			9,002,331			9,002,331			9,002,331